TURNER FUNDS

TURNER SPECTRUM FUND

TURNER TITAN FUND

Class C Shares

Supplement dated April 14, 2011

to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading “Principal Strategy” on page 13 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-14-02)

TURNER FUNDS

TURNER SPECTRUM FUND

TURNER TITAN FUND

Institutional Class

Investor Class

Supplement dated April 14, 2011

to the Prospectus dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following changes are made to the prospectus.

The last sentence of the second full paragraph on page 9 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.

In addition, the first sentence in the second full paragraph under the heading “Principal Strategy” on page 14 is hereby deleted in its entirety and replaced with the following:

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-13-02)

TURNER FUNDS

TURNER SPECTRUM FUND

TURNER TITAN FUND

Class C Shares

Supplement dated April 14, 2011

to the Statement of Additional Information (“SAI”) dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE SAI.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following change is made to the statement of additional information.

The last sentence of the second full paragraph on page 5 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-20-02)

TURNER FUNDS

TURNER SPECTRUM FUND

TURNER TITAN FUND

Institutional Class

Investor Class

Supplement dated April 14, 2011

to the Statement of Additional Information (“SAI”) dated January 31, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE SAI.

Effective immediately, the Turner Titan Fund and the Titan Strategy of the Turner Spectrum Fund will typically hold between 75 and 125 securities long or short in the aggregate.  In accordance with this change, the following change is made to the statement of additional information.

The last sentence of the first full paragraph on page 6 is hereby deleted in its entirety and replaced with the following:

The Titan Strategy typically holds between 75 and 125 securities long or short in the aggregate, with a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Titan Strategy’s net assets, although there can be no assurance that will be the case.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-16-02)